Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	S/ 14,248	S/ 17,932
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,271,641	1,526,488
Assets obtained	1,353,166	1,353,095
Credit exposure	(81,525)	173,393
Expected credit loss	733,542	977,640
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	322,464	398,159
Assets obtained	560,010	665,424
Credit exposure	(237,546)	(267,265)
Expected credit loss	123,013	162,385
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	85,443	106,028
Credit exposure	85,443	106,028
Expected credit loss	62,173	70,818
Type Of Guarantee Or Credit Impovement [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	514,691	733,096
Assets obtained	2,936
Credit exposure	511,755	733,096
Expected credit loss	494,700	682,417
Type Of Guarantee Or Credit Impovement [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	325,095	273,405
Assets obtained	782,659	679,945
Credit exposure	(457,564)	(406,540)
Expected credit loss	44,321	54,651
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,247,693	1,510,688
Assets obtained	1,345,605	1,345,369
Credit exposure	(97,912)	165,319
Expected credit loss	724,207	970,271
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	23,948	15,800
Assets obtained	7,561	7,726
Credit exposure	16,387	8,074
Expected credit loss	9,335	7,369
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,872
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,936
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Consumer Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,936
Type Of Guarantee Or Credit Impovement [Member] | Cash Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,872
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,045	1,237
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,045	962
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,045	962
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained		275
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,320,142	1,296,248
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	529,922	608,852
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Mortgage loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	782,659	679,945
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	1,312,581	1,288,797
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	7,561	7,451
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26,107	55,610
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26,107	55,610
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 26,107	S/ 55,610